Condensed Consolidating and Combining Statement of Cash Flows (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	$ 135.9	$ 255.8	$ 370.2
Cash Flows From Investing Activities:
Capital expenditures	(147.9)	(144.2)	(120.4)
Acquisition, net of cash acquired	(88.1)	0	0
Intercompany loan investment	0
Investment in subsidiary	0
Other	1.3	5.2	7.8
Net cash (used in) investing activities	(234.7)	(152.2)	(112.6)
Cash Flows From Financing Activities:
Issuance of external debt	898.1	0	0
Repayment of capital leases	(1.3)	(1.3)	(1.3)
Debt financing costs	(12.0)	0	0
Excess tax benefit from share-based compensation	3.4	1.7	1.8
Net transfers to parent	(515.9)	(104.0)	(258.1)
Proceeds from exercise of share options	0.6	0	0
Intercompany loan borrowings	0
Capital contribution	0
Other	0.1	0	0
Net cash provided by (used in) financing activities	373.0	(103.6)	(257.6)
Effect of currency rate changes on cash	1.3	0	0
Net increase in cash and cash equivalents	275.5	0	0
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at end of period	275.5	0	0
Mallinckrodt plc
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	(1.8)
Cash Flows From Investing Activities:
Capital expenditures	0
Acquisition, net of cash acquired	0
Intercompany loan investment	0
Investment in subsidiary	0
Other	0
Net cash (used in) investing activities	0
Cash Flows From Financing Activities:
Issuance of external debt	0
Repayment of capital leases	0
Debt financing costs	0
Excess tax benefit from share-based compensation	0
Net transfers to parent	0
Proceeds from exercise of share options	0.6
Intercompany loan borrowings	2.4
Capital contribution	0
Other	0
Net cash provided by (used in) financing activities	3.0
Effect of currency rate changes on cash	0
Net increase in cash and cash equivalents	1.2
Cash and cash equivalents at beginning of period	0
Cash and cash equivalents at end of period	1.2
Mallinckrodt International Finance S.A.
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	(8.4)
Cash Flows From Investing Activities:
Capital expenditures	0
Acquisition, net of cash acquired	0
Intercompany loan investment	(2.4)
Investment in subsidiary	(68.0)
Other	0
Net cash (used in) investing activities	(70.4)
Cash Flows From Financing Activities:
Issuance of external debt	898.1
Repayment of capital leases	0
Debt financing costs	(12.0)
Excess tax benefit from share-based compensation	0
Net transfers to parent	(1,160.4)
Proceeds from exercise of share options	0
Intercompany loan borrowings	409.6
Capital contribution	0
Other	0
Net cash provided by (used in) financing activities	135.3
Effect of currency rate changes on cash	0
Net increase in cash and cash equivalents	56.5
Cash and cash equivalents at beginning of period	0
Cash and cash equivalents at end of period	56.5
Other Subsidiaries
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	146.1
Cash Flows From Investing Activities:
Capital expenditures	(147.9)
Acquisition, net of cash acquired	(88.1)
Intercompany loan investment	(408.6)
Investment in subsidiary	0
Other	1.3
Net cash (used in) investing activities	(644.3)
Cash Flows From Financing Activities:
Issuance of external debt	0
Repayment of capital leases	(1.3)
Debt financing costs	0
Excess tax benefit from share-based compensation	3.4
Net transfers to parent	644.5
Proceeds from exercise of share options	0
Intercompany loan borrowings	0
Capital contribution	68.0
Other	0.1
Net cash provided by (used in) financing activities	714.7
Effect of currency rate changes on cash	1.3
Net increase in cash and cash equivalents	217.8
Cash and cash equivalents at beginning of period	0
Cash and cash equivalents at end of period	217.8
Eliminations
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	0
Cash Flows From Investing Activities:
Capital expenditures	0
Acquisition, net of cash acquired	0
Intercompany loan investment	412.0
Investment in subsidiary	68.0
Other	0
Net cash (used in) investing activities	480.0
Cash Flows From Financing Activities:
Issuance of external debt	0
Repayment of capital leases	0
Debt financing costs	0
Excess tax benefit from share-based compensation	0
Net transfers to parent	0
Proceeds from exercise of share options	0
Intercompany loan borrowings	(412.0)
Capital contribution	(68.0)
Other	0
Net cash provided by (used in) financing activities	(480.0)
Effect of currency rate changes on cash	0
Net increase in cash and cash equivalents	0
Cash and cash equivalents at beginning of period	0
Cash and cash equivalents at end of period	$ 0